Provisions - Additional Information (Details)	1 Months Ended
May 31, 2017 USD ($)
Disclosure Of Other Provisions [Line Items]
Cash payment for litigation settlment	$ 43,000,000
Class Counsels Attorneys Fees	5,000,000
Bottom Of Range
Disclosure Of Other Provisions [Line Items]
Litigation settlement administration and notice costs	1,000,000
Top of Range
Disclosure Of Other Provisions [Line Items]
Litigation settlement administration and notice costs	$ 2,000,000